Share-based Payment Arrangements (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Payment Arrangements [Abstract]
Research and development expenses	$ 756	$ 238	$ 546
General and administrative expenses	1,889	1,035	227
Total share-based expense recognized	$ 2,645	$ 1,273	$ 773